Revenue - Summary Of Reconciliation Of Contract Assets And Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract Assets
Contract Assets
Beginning balance asset	$ 28,656	$ 19,438
Contract asset additions	19,634	29,823
Amounts transferred to trade receivables	(2,412)	(19,690)
Ending balance asset	46,049	28,656
Contract Liabilities
Foreign currency adjustment	171	(915)
Contract Liabilities
Contract Liabilities
Beginning balance liabilities	93,932	74,536
Amounts transferred to trade receivables	0
Derecognition of contract liability	(42,089)
Customer prepayments	100,555	46,127
Revenue recognized	(23,101)	(26,782)
Foreign currency adjustment	3,147	51
Ending balance liabilities	$ 132,444	$ 93,932